Joint ventures and associates - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	$ 3,725	$ 3,972	$ 4,097
Other comprehensive (loss)/income for the period	(183)	21	(106)
Comprehensive income for the period	3,542	3,993	3,991
Impairment losses	8,947	2,313	4,065
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	2,106	1,383	2,142
Other comprehensive (loss)/income for the period	0	0	0
Comprehensive income for the period	2,106	1,383	2,142
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	1,619	2,589	1,955
Other comprehensive (loss)/income for the period	(183)	21	(106)
Comprehensive income for the period	$ 1,436	2,610	$ 1,849
Joint ventures | Russia
Disclosure Of Joint Ventures And Associates [Line Items]
Impairment losses		$ 1,614